Other income/expenses and adjustments - Additional Information (Detail) £ in Thousands, $ in Millions				12 Months Ended
	Feb. 28, 2022 GBP (£)	Feb. 28, 2022 USD ($)	Jan. 25, 2021 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Statement [line items]
Upfront Payment Received			£ 36,500				$ 50.0
Milestone payment for regulatory and commercial achievements | $					$ 302.0
Finance income				£ 696		£ 1		£ 44
Navi License Agreement [Member] | Mile Stone Achievement [Member]
Statement [line items]
Upfront Payment Received	£ 1,500	$ 2.0
Milestone payment for regulatory and commercial achievements	700	$ 0.9
Finance income	£ 800